Tangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tangible fixed assets
Balance, at the beginning of the year	$ 1,276,472
Balance, at the end of the year	1,116,578	$ 1,276,472
GasLog Ltd. | GasLog Facility
Tangible fixed assets
Notional amount	2,800,000
Cost
Tangible fixed assets
Balance, at the beginning of the year	1,969,125	2,162,904
Additions, net	14,598	8,117
Disposals	(322,756)	(201,842)
Write-off of fully amortized drydocking component	(9,308)	(54)
Balance, at the end of the year	1,651,659	1,969,125
Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(692,653)	(685,446)
Depreciation	(50,528)	(55,782)
Disposals	271,623	56,489
Impairment loss	(72,831)	(7,968)
Write-off of fully amortized drydocking component	9,308	54
Balance, at the end of the year	(535,081)	(692,653)
Vessels
Tangible fixed assets
Balance, at the beginning of the year	1,269,155
Balance, at the end of the year	1,108,463	1,269,155
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the year	1,961,808	2,155,587
Additions, net	13,800	8,117
Disposals	(322,756)	(201,842)
Write-off of fully amortized drydocking component	(9,308)	(54)
Balance, at the end of the year	1,643,544	1,961,808
Vessels | Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(692,653)	(685,446)
Depreciation	(50,528)	(55,782)
Disposals	271,623	56,489
Impairment loss	(72,831)	(7,968)
Write-off of fully amortized drydocking component	9,308	54
Balance, at the end of the year	(535,081)	(692,653)
Other tangible assets
Tangible fixed assets
Balance, at the beginning of the year	7,317
Balance, at the end of the year	8,115	7,317
Other tangible assets | Cost
Tangible fixed assets
Balance, at the beginning of the year	7,317	7,317
Additions, net	798
Balance, at the end of the year	$ 8,115	$ 7,317